Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenue From Contracts With Customers [Abstract]
Summary of revenue from contracts with customers, by product
Revenue from contracts with customers, by product

			$ million
	2018	2017	2016
Crude oil	65,276	49,670	32,284
Oil products	195,466	159,821	126,465
Natural gas, LNG and NGLs	21,745	16,196	11,337
Non-oil products and other revenues from contracts with customers	13,768	12,538	11,487
Revenues from contracts with customers	296,255	238,225	181,573